Cover	Jul. 14, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 14, 2022
Entity File Number	001-32410
Entity Registrant Name	CELANESE CORPORATION
Entity Central Index Key	0001306830
Entity Tax Identification Number	98-0420726
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	222 West Las Colinas Blvd. Suite 900N
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	972
Local Phone Number	443-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	N/A
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CE
Security Exchange Name	NYSE
1.125% Senior Notes due 2023
Title of 12(b) Security	1.125% Senior Notes due 2023
Trading Symbol	CE /23
Security Exchange Name	NYSE
1.250% Senior Notes due 2025
Title of 12(b) Security	1.250% Senior Notes due 2025
Trading Symbol	CE /25
Security Exchange Name	NYSE
2.125% Senior Notes due 2027
Title of 12(b) Security	2.125% Senior Notes due 2027
Trading Symbol	CE /27
Security Exchange Name	NYSE
0.625% Senior Notes due 2028
Title of 12(b) Security	0.625% Senior Notes due 2028
Trading Symbol	CE /28
Security Exchange Name	NYSE